Other Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other non-financial liabilities [abstract]
Summary of Other Non-financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
Creditors for sale of assets	6,677,930	5,739,505
Tax withholdings and collections payable	202,368,594	153,942,596
Payroll and Social Contributions Payable	215,579,703	170,967,900
Withholdings on Payroll Payable	12,288,549	4,600,738
Fees to Directors and Syndics	8,983,474	3,323,069
Value-Added Tax	46,232,491	33,107,813
Sundry Creditors	141,873,411	106,783,048
Taxes Payable	120,465,148	113,762,387
Obligations Arising from Contracts with Customers (*)	7,815,426	7,888,897
Retirement payment orders pending settlement	1,516,564	1,049,176
Other Non-financial Liabilities	8,819,052	4,586,581
Total	772,620,342	605,751,710
(*)Including Liabilities for Quiero! Customer Loyalty Program and Liabilities for Rewards System.

Summary of Estimated Use of Liability
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	33,149	517,141	—	550,290
Rewards System Liabilities	2,295,537	657,900	—	2,953,437